Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Year Ended December 31, 2022

(in thousands)	Sales	Cost of Sales	Depletion	Impairment Charge (Reversal / Gain on Disposal) 1	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo 5	$296,145	$68,211	$54,677	$-	$173,257	$227,933	$2,383,262

Sudbury 2, 5	39,211	8,706	23,753	-	6,752	30,789	283,416

Constancia	54,868	12,520	8,206	-	34,142	42,348	95,583

San Dimas	75,238	26,053	10,858	-	38,327	49,186	155,865

Stillwater	16,583	2,983	3,933	-	9,667	13,600	215,852

Other 3	47,653	19,995	1,252	1,719	24,687	27,610	494,143

Total gold interests	$529,698	$138,468	$102,679	$1,719	$286,832	$391,466	$3,628,121

Silver

Peñasquito 5	$174,635	$34,657	$28,344	$-	$111,634	$139,978	$293,674

Antamina 5	107,794	21,622	34,684	-	51,488	85,824	545,368

Constancia	44,798	12,440	12,937	-	19,421	32,358	192,947

Other 4, 5	143,776	46,339	36,640	(166,198)	226,995	96,251	453,096

Total silver interests	$471,003	$115,058	$112,605	$(166,198)	$409,538	$354,411	$1,485,085

Palladium

Stillwater	$32,160	$5,687	$6,018	$-	$20,455	$26,472	$226,812

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,428

Cobalt

Voisey’s Bay	$32,192	$8,408	$10,650	$-	$13,134	$28,449	$357,573

Total mineral stream interests	$1,065,053	$267,621	$231,952	$(164,479)	$729,959	$800,798	$5,707,019

Other

General and administrative					$(35,831)	$(35,332)

Share based compensation					(20,060)	(18,161)

Donations and community investments					(6,296)	(5,718)

Finance costs					(5,586)	(4,135)

Other					7,449	6,143

Income tax					(509)	(171)

Total other					$(60,833)	$(57,374)	$1,052,887

Consolidated					$669,126	$743,424	$6,759,906

1)	See Notes 1 3 and 1 4 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating
Copper World Complex (formerly referred to as Rosemont in these financial statements), Santo Domingo, Fenix, Blackwater, Marathon, Curipamba and Goose gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced.

4)
Where a silver interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Minto, Cozamin, Marmato and 777 silver interests, the non-operating Loma de La Plata, Stratoni, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), Blackwater and Curipamba silver interests and the previously owned Keno Hill and Yauliyacu silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. The Stratoni mine was placed into care and maintenance during Q4-2021. On September 7, 2022, the Keno Hill stream was terminated in exchange for
$
141
 million of Hecla common stock (see Note 1
3
). On December 14, 2022 the Company terminated the Yauliyacu PMPA in exchange for a cash payment of $
132
 million (see Note 1
3
).

5)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2022 were 35% of the Company’s total revenue.

b.
The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 202
2
 were 14% of the Company’s total revenue.

c.
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2022 were 16% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations

Year Ended December 31, 2021
(in thousands)	Sales	Cost of Sales	Depletion	Impairment Reversal 1	Net Earnings (Loss)	Cash Flow From Operations	Total Assets

Gold

Salobo 5	$343,398	$78,746	$71,405	$-	$193,247	$264,652	$2,437,939

Sudbury 2, 5	24,475	5,407	13,847	-	5,221	19,068	307,169

Constancia 5	32,974	7,536	5,780	-	19,658	25,438	103,789

San Dimas	86,290	29,612	15,479	-	41,199	56,679	166,723

Stillwater	20,487	3,703	4,525	-	12,259	16,784	219,785

Other 3, 5	54,296	18,268	1,836	-	34,192	36,444	364,792

Total gold interests	$561,920	$143,272	$112,872	$-	$305,776	$419,065	$3,600,197

Silver

Peñasquito	$201,688	$34,518	$28,554	$-	$138,616	$167,169	$322,018

Antamina 5	156,735	31,395	46,882	-	78,458	125,688	580,052

Constancia 5	36,775	8,926	11,160	-	16,689	27,848	205,884

Other 4, 5	178,231	57,312	39,526	-	81,393	123,359	593,195

Total silver interests	$573,429	$132,151	$126,122	$-	$315,156	$444,064	$1,701,149

Palladium

Stillwater	$45,834	$8,384	$8,559	$-	$28,891	$37,450	$232,830

Cobalt

Voisey’s Bay 5	$20,482	$4,140	$7,240	$(156,717)	$165,819	$3,687	$371,621

Total mineral stream interests	$1,201,665	$287,947	$254,793	$(156,717)	$815,642	$904,266	$5,905,797

Other

General and administrative					$(35,119)	$(31,931)

Share based compensation					(19,265)	(16,926)

Donations and community investments					(6,601)	(6,323)

Finance costs					(5,817)	(4,271)

Other					5,776	609

Income tax					269	(279)

Total corporate					$(60,757)	$(59,121)	$390,354

Consolidated					$754,885	$845,145	$6,296,151

2)	See Note 1 4 for more information.
3)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
4)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating
Copper World Complex gold interest (formerly referred to as Rosemont in these financial statements). On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced.

5)
Where a silver interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Stratoni, Aljustrel, Neves-Corvo, Minto, 777, Marmato and Cozamin silver interests, the non-operating Loma de La Plata, Copper World Complex (formerly referred to as Rosemont in these financial statements) and Pascua-Lama silver interests and the previously owned Keno Hill and Yauliyacu silver interests. The Stratoni mine was placed into care and maintenance during Q4-2021. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On
September 7, 2022, the Keno Hill stream was terminated in exchange for
$
141
 million of Hecla common stock (see Note 1
3
). On December 14, 2022 the Company terminated the Yauliyacu PMPA in exchange for a cash payment of $
132
 million (see Note 1
3
).

6)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2021 were 32% of the Company’s total revenue.

b.
The counterparty obligations under the Antamina PMPA and the previously owned Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 2021 were 18% of the Company’s total revenue.

c.
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2021 were 17% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Schedule of Company's Geographical Information
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

			Carrying Amount at December 31, 2022

(in thousands)	Sales Year Ended Dec 31, 2022		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$124,710	12%	$668,011	$450	$-	$9,428	$357,573	$ 1,035,462

United States	48,743	5%	215,852	566	226,812	-	-	443,230

Mexico	266,367	25%	155,863	423,103	-	-	-	578,966

Europe

Greece	3,291	0%	-	-	-	-	-	-

Portugal	25,728	2%	-	18,366	-	-	-	18,366

Sweden	41,613	4%	-	29,108	-	-	-	29,108

South America

Argentina/Chile 1	-	0%	-	253,514	-	-	-	253,514

Argentina	-	0%	-	10,889	-	-	-	10,889

Chile	-	0%	56,536	-	-	-	-	56,536

Brazil	296,145	28%	2,383,263	-	-	-	-	2,383,263

Peru	253,441	24%	95,584	738,310	-	-	-	833,894

Ecuador	-	0%	10,181	3,671	-	-	-	13,852

Colombia	5,015	0%	42,831	7,108	-	-	-	49,939

Consolidated	$1,065,053	100%	$3,628,121	$1,485,085	$226,812	$9,428	$357,573	$ 5,707,019

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

			Carrying Amount at December 31, 2021

(in thousands)	Sales Year Ended Dec 31, 2021		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$108,594	9%	$614,733	$28,138	$-	$-	$371,621	$ 1,014,492

United States	66,321	6%	219,785	566	232,830	-	-	453,181

Mexico	307,639	26%	166,722	462,627	-	-	-	629,349

Europe

Greece	9,154	1%	-	-	-	-	-	-

Portugal	41,320	3%	-	19,001	-	-	-	19,001

Sweden	33,018	3%	-	31,152	-	-	-	31,152

South America

Argentina/Chile 1	-	0%	-	253,514	-	-	-	253,514

Argentina	-	0%	-	10,889	-	-	-	10,889

Chile	-	0%	31,349	-	-	-	-	31,349

Brazil	343,398	28%	2,437,938	-	-	-	-	2,437,938

Peru	286,285	24%	103,789	888,730	-	-	-	992,519

Colombia	5,936	0%	25,881	6,532	-	-	-	32,413

Consolidated	$1,201,665	100%	$3,600,197	$1,701,149	$232,830	$-	$371,621	$ 5,905,797

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.